Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense of property and equipment	$ 174,966	$ 22,317	$ 75,851
Disposed of assets with original cost	572,454	73,017	0
Disposition of assets	32,496	4,145
Accumulated depreciation	104,950
Cash proceeds from disposal of assets	500,000	$ 63,776	$ 0
Vehicles [Member]
Property and Equipment, Net (Details) [Line Items]
Disposed of assets with original cost	572,454
Disposition of assets	$ 467,504